Debt (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Interest expense		$ 231,692
Accrued interest	469,001		$ 442,748	$ 1,604,498
Notes Payables [Member]
Interest expense	9,625	49,430	50,592	105,966
Accrued interest	273,880		271,533	581,693
Related Parties Notes Payable [Member]
Interest expense	0	37,967	37,967	95,183
Accrued interest	0		0	546,362
Convertible Bridge Loans Payable [Member]
Interest expense	32,000	93,785	117,785	310,865
Accrued interest	179,215		117,785	439,344
Revenue Financing Arrangements [Member]
Interest expense	0	$ 25,067	25,067	2,557
Accrued interest	$ 0		0	32,154
Bridge Loan Payable [Member]
Interest expense			0	137,637
Accrued interest			$ 0	$ 166,240